Borrowings	9 Months Ended
Sep. 30, 2023
Borrowings
Borrowings

9. Borrowings

	September 30,	December 31,
	2023	2022
	€1,000	€1,000
Innovation credit	3,907	3,907
Accrued interest on innovation credit	1,328	1,035
Convertible notes	—	1,369
Accrued interest on convertible notes	—	460

Total borrowings	5,235	6,771
Current portion	(2,344)	(2,500)
	2,891	4,271

On December 10, 2018 ProQR was awarded an Innovation credit for the sepofarsen program. Amounts were drawn under this facility from 2018 through 2022. The credit of € 3,907,000 was used to conduct the Phase 2/3 clinical study and efforts to obtain regulatory and ethical market approval (NDA/MAA) of sepofarsen for LCA10. The received amount of € 3,907,000 is recognized under borrowings at September 30, 2023 and December 31, 2022. The credit and accrued interest of 10% per annum is repayable depending on the future development of the sepofarsen program.

Convertible loans

Convertible loans were issued to Amylon Therapeutics B.V. (‘Amylon’) and are interest-bearing at an average rate of 8% per annum. They were convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria were met. Any unconverted loans became payable on demand after 24 – 36 months in equal quarterly terms.

In 2023 and 2022, Amylon entered into waiver agreements with its lenders. Such lenders’ loan agreements with Amylon are severed and any claims to repayment of any outstanding debt and accumulated interest are renounced. The amount of convertible loans and accumulated interest was waived under these agreements in the nine month period ended September 30, 2023 is € 1,866,000 (nine month period ended September 30, 2022: € 1,144,000). The resulting gain was recognized as a gain on derecognition of financial liabilities (refer to note 18).

In the third quarter of 2023, Amylon was legally dissolved. The resulting derecognition of Amylon’s remaining assets and liabilities is included in profit or loss as ‘result on derecognition of subsidiary’.

In September 2022, ProQR extinguished its debt with Pontifax and Kreos by repaying all outstanding principal amounts. Pontifax’ and Kreos’ warrants remain in place until their five-year economic life expires. These warrants are accounted for as embedded derivatives and were recognized separately from the host contract as derivative financial liabilities at fair value through profit or loss.